STATEMENTS OF CONSOLIDATED CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 55,306	$ 32,589	$ 19,241
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	20,239	11,470	10,886
Deferred income taxes	6,789	12,506	11,115
Other income	(7,701)	(3,826)	(498)
Non-cash long term compensation expense	2,282	2,249	1,292
Non-cash reserve adjustment	(2,508)
Changes in other assets and liabilities:
Accounts receivable	(10,825)	(492)	(1,885)
Accounts payable	(11,070)	14,470	(1,727)
Regulatory assets	1,793	(1,743)	1,929
Due (to)/from EQT affiliates	28,555	(16,846)	(10,509)
Other assets and other liabilities	(5,923)	(2,813)	(1,128)
Net cash provided by operating activities	76,937	47,564	28,716
Cash flows from investing activities:
Capital expenditures	(167,062)	(135,831)	(36,404)
Net cash used in investing activities	(167,062)	(135,831)	(36,404)
Cash flows from financing activities:
Proceeds from the issuance of common units, net of offering costs	276,780
Distribution of proceeds	(230,887)
Due (to)/ from EQT	(49,657)	58,405	(875)
Retirements of long-term debt	(135,235)
Partners' investments	276,543	27,250	8,601
Capital contributions	1,863
Distributions paid to EQT	(10,193)	(11,729)	(4,975)
Distributions paid to unitholders	(12,386)
Payment of revolver fees	(1,864)
Capital lease principal payments	(2,889)
Net cash (used in) provided by financing activities	112,075	73,926	2,751
Net change in cash and cash equivalents	21,950	(14,341)	(4,937)
Cash and cash equivalents at beginning of period		14,341	19,278
Cash and cash equivalents at end of period	21,950		14,341
Cash paid during the year for:
Interest paid	11,996	5,663	5,199
Non-cash activity during the year for:
Capital lease obligation	215,731
Non-cash distributions	205,949
Elimination of net current and deferred tax liabilities	$ 143,587